PARTICIPATING LOAN INTERESTS (Tables)	6 Months Ended
Jun. 30, 2019
Participating Loan Interests [Abstract]
Disclosure of participating interest
The outstanding principal of the participating loan interests relates to the following property:

(US$ Millions)	Participation interest		Carrying value
Name of property	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2018
Darling Park Complex, Sydney(1)	30%	30%	$—	$268
Total participating loan interests			$—	$268

(1)	The partnership reclassified Darling Park Complex to assets held for sale in the second quarter of 2019.